Other Non-financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
OTHER NON-FINANCIAL ASSETS AND LIABILITIES
Schedule of other non-financial assets

	Currrent		Non-Current
Other non-financial assets	12-31-2020	12-31-2019	12-31-2020	12-31-2019
	ThCh$	ThCh$	ThCh$	ThCh$
VAT Tax Credit and Other Taxes	8,575,080	19,497,233	46,638,860	19,799,224
Prepaid expenses	9,991,447	12,329,859	—	—
Guarantee deposit	—	—	128,724	1,879,019
PPM water rights	—	—	7,910,531	7,670,114
Spare parts with a consumption schedule of more than 12 months	—	—	7,543,841	5,773,991
Other	1,235,046	2,807,471	3,565,259	2,927,836
Total	19,801,573	34,634,563	65,787,215	38,050,184

Schedule of other non-financial liabilities

	Currrent		Non-Current
Other non-financial liabilities	12-31-2020	12-31-2019	12-31-2020	12-31-2019
	ThCh$	ThCh$	ThCh$	ThCh$
VAT Credit and Other Taxes	40,117,141	31,616,664	—	—
Reimbursable financial contributions	—	—	1,177,968	1,302,759
Splices	3,860,816	9,283,177		—
Transfer of networks	1,473,486	2,845,708		—
Products and services	954,609	1,088,498		—
Other	760,529	674,336		—
Total	47,166,581	45,508,383	1,177,968	1,302,759